Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Common shares	Contributed surplus	Deficit	Non-controlling interest	Total
Balance, beginning of period at Dec. 31, 2018	$ 26,882,622	$ 1,745,079	$ (14,531,401)	$ 544,465	$ 14,640,765
Balance, beginning of period (shares) at Dec. 31, 2018	47,524,375
Net comprehensive loss for the year			(15,909,879)	57,590	(15,852,289)
Issuance of common shares - financing (note 13)	$ 20,604,207	355,660			20,959,867
Issuance of common shares - financing (shares)	9,409,000
Issuance of common shares - acquisition (note 5, note 13)	$ 2,611,044				2,611,044
Issuance of common shares - acquisition (shares)	1,431,736
Exercise of stock options (note 13)	$ 87,883	(33,717)			54,166
Exercise of stock options (shares)	53,332
Share-based compensation (note 14)		690,230			690,230
Distributions to non-controlling interest				(562,650)	(562,650)
Non-controlling interest subsidiary investment (note 22)				405,000	405,000
Balance, end of period at Dec. 31, 2019	$ 50,185,756	2,757,252	(30,441,280)	444,405	22,946,133
Balance, end of period (shares) at Dec. 31, 2019	58,418,443
Net comprehensive loss for the year			(29,663,540)	(739,181)	(30,402,721)
Issuance of common shares - financing (note 13)	$ 9,943,886				9,943,886
Issuance of common shares - financing (shares)	9,093,940
Share-based compensation (note 14)		591,384			591,384
Distributions to non-controlling interest				(143,500)	(143,500)
Acquisition of subsidiary non-controlling interest (note 22)			(97,156)	45,716	(51,440)
Balance, end of period at Dec. 31, 2020	$ 60,129,642	$ 3,348,636	$ (60,201,976)	$ (392,560)	$ 2,883,742
Balance, end of period (shares) at Dec. 31, 2020	67,512,383